Registration No. 33-63212

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /__/

     Pre-Effective Amendment No. __                                   /__/

     Post-Effective Amendment No. 12                                  /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
     OF 1940                                                          /__/

     Amendment No. 14                                                 /X/

                       (Check appropriate box or boxes.)

JANUS ASPEN SERIES
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4928
Address of Principal Executive Offices       (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863

Stephen L. Stieneker - 100 Fillmore Street, Denver, Colorado 80206-4928 (Name and Address of Agent for Service)

Approximate Date of Proposed Offering:  November 1, 1997

It is proposed that this filing will become effective (check appropriate line):

     ___  immediately upon filing pursuant to paragraph (b) of Rule 485.
     ___  on  (date)  pursuant to paragraph (b) of Rule 485.
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     ___  on  (date)  pursuant to paragraph (a)(1) of Rule 485.
     ___  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
      X   on November 1, 1997, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following line:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2(a) and filed a Rule 24f-2 Notice on February 21, 1997, for the fiscal year ended December 31, 1996, with respect to all of its series in existence as of December 31, 1996.

                               JANUS ASPEN SERIES
               GROWTH AND INCOME PORTFOLIO - INSTITUTIONAL SHARES
                             AND RETIREMENT SHARES
                   Between the Prospectuses and Statements of
                    Additional Information and Form N-1A Item
                (Cross Reference Sheet for Other Series of Janus
                  Aspen Series are included in a previous post-
                  effective amendment relating to those series)



Form N-1A Item
Part A                                  Caption in Prospectus

1.   Cover Page                         Cover Page

2.   Synopsis                           Cover Page

3.   Condensed Financial                An Explanation of Performance Terms
     Information

4.   General Description of             The Portfolio's Investment Objective and
     Registrant                         Registrant  Policies;  General Portfolio
                                        Policies; Other Information;  Appendix A
                                        - Glossary of Investment Terms

5.   Management of the Fund             Investment    Adviser   and    Portfolio
                                        Manager; Other Information


5A.  Management's Discussion            Not Applicable
     of Fund Performance

6.   Capital Stock and Other            Distributions;    Taxes;   Shareholder's
     Securities                         Guide

7.   Purchase of Securities             Shareholder's Guide
     Being Offered

8.   Redemption or Repurchase           Shareholder's Guide

9.   Pending Legal Proceedings          Not Applicable

Part B                                  Caption in Statement of Additional
                                        Information

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and            Miscellaneous Information
     History

13.  Investment  Objectives and         Investment     Objective;      Portfolio
     Policies                           Policies, Investment Restrictions; Types
                                        of Securities and Investment Techniques

14.  Management of the Fund             Investment    Adviser;    Officers   and
                                        Trustees

15.  Control Persons and                Not Applicable
     Principal Holders of
     Securities

16.  Investment Advisory and            Investment Adviser; Custodian,  Transfer
     Other Services                     Agent    and    Certain    Affiliations;
                                        Portfolio  Transactions  and  Brokerage;
                                        Officers  and  Trustees;   Miscellaneous
                                        Information

17   Brokerage Allocation and           Portfolio Transactions and Brokerage
     Other Practices

18.  Capital Stock and Other            Shares  of  the   Trust;   Miscellaneous
     Securities                         Information

19.  Purchase, Redemption and           Shares of the Trust
     Pricing of Securities Being
     Offered

20.  Tax Status                         Income    Dividends,    Capital    Gains
                                        Distributions and Tax Status

21.  Underwriters                       Not Applicable

22.  Calculation of Performance         Performance Information
     Data

23.  Financial Statements               Not Applicable

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sales of these securities in any state which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Contents

---------------------------------------
THE PORTFOLIO AT A GLANCE
Brief description of the Portfolio .. 1
---------------------------------------
EXPENSE INFORMATION
    ................................. 1
---------------------------------------
THE PORTFOLIO IN DETAIL
The Portfolio's Investment
   Objective and Policies ........... 2
General Portfolio Policies .......... 3
Additional Risk Factors ............. 4
---------------------------------------
MANAGEMENT OF THE PORTFOLIO
Investment Adviser and
   Portfolio Manager ................ 6
Portfolio Transactions .............. 6
Management Expenses ................. 7
Other Service Providers ............. 7
Other Information ................... 7
---------------------------------------
DISTRIBUTIONS AND TAXES
Distributions ....................... 9
Taxes ............................... 9
---------------------------------------
PERFORMANCE TERMS
An Explanation of
   Performance Terms ................ 9
---------------------------------------
SHAREHOLDER'S GUIDE
Purchases .......................... 10
Redemptions ........................ 10
Shareholder Communications ......... 10
---------------------------------------
APPENDIX A
Glossary of Investment Terms ....... 11

                             SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED AUGUST 11, 1997

                               Janus Aspen Series
                           Growth and Income Portfolio

                                   Prospectus

                               ____________, 1997

Growth and Income Portfolio (the "Portfolio") is a no-load, diversified mutual fund that seeks long-term growth of capital with a limited emphasis on income. Although the Portfolio normally invests at least 25% of its assets in securities that have income potential, it emphasizes equity securities selected for their growth potential. The Portfolio is a series of Janus Aspen Series (the "Trust") and currently offers two classes of Shares. The Institutional Shares are sold under the name "Janus Aspen Series." The Trust is registered with the Securities and Exchange Commission as an open-end management investment company. The Portfolio is recently organized and has a limited operating history.

The Institutional Shares (the "Shares") of the Portfolio offered by this Prospectus are issued and redeemed only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

The Trust sells and redeems its Shares at net asset value without any sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses not described in this Prospectus. The Portfolio may not be available in connection with a particular contract. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

This Prospectus contains information about the Portfolio that a prospective purchaser of a variable insurance contract or plan participant should consider before allocating purchase payments or premiums to the Portfolio. It should be read carefully in conjunction with the separate account prospectus of the specific insurance product that accompanies this Prospectus and retained for future reference. Additional information about the Portfolio is contained in the Statement of Additional Information ("SAI") dated ___________, 1997, which is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge by writing or calling your insurance company or plan sponsor.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

Portfolio At A Glance

This section is designed to provide you with a brief overview of the Portfolio and its investment emphasis. A more detailed discussion of the Portfolio's investment objective and policies begins on page 2.

INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is long-term capital growth and current income.

PRIMARY HOLDINGS:

A diversified portfolio that emphasizes equity securities selected for their growth potential, although the Portfolio will normally invest at least 25% of its assets in securities that have income potential.

SHAREHOLDER'S INVESTMENT HORIZON:

The Portfolio is designed for long-term investors who seek growth of capital with a limited emphasis on income. The Portfolio is not designed for investors who desire a consistent level of income nor is it a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Portfolio's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages approximately $65 billion in assets.

FUND MANAGER:

Thomas F. Marsico

FUND INCEPTION:

November 1997


Expense Information

The tables and example below are designed to assist participants in qualified plans that invest in the Portfolio in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Portfolio. Owners of variable insurance contracts that invest in the Portfolio should refer to the variable insurance contract prospectus for a description of costs and expenses, as the tables and example do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum sales load imposed on purchases                             None
     Maximum sales load imposed on reinvested dividends                  None
     Deferred sales charges on redemptions                               None
     Redemption fees                                                     None
     Exchange fee                                                        None

ANNUAL PORTFOLIO OPERATING EXPENSES (after fee waivers and reductions)(1) (expressed as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fee(1)                          0.68%
Other Expenses(1)                          0.30%
--------------------------------------------------------------------------------
Total Portfolio Operating Expenses(1)      0.98%
--------------------------------------------------------------------------------
(1) The fees and expenses in the table above are based on the estimated gross expenses before estimated expense offset arrangements that the Shares of the Portfolio expect to incur in their initial fiscal year, net of fee reductions or waivers from Janus Capital. Fee reductions reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Portfolio Operating Expenses are estimated to be 0.75%, 0.30% and 1.05%, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

EXAMPLE
--------------------------------------------------------------------------------
                                                       1 Year      3 Years
--------------------------------------------------------------------------------
Assume you invest $1,000, the Shares of the
Portfolio  returns 5% annually and its expense
ratio remains as listed above. The example
shows the  operating expenses that you would
indirectly bear as an investor in the Shares
of the Portfolio.                                        $10          $31
--------------------------------------------------------------------------------
THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                      1

The Portfolio in Detail

This section takes a closer look at the Portfolio's investment objectives, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of the Portfolio's investments (and certain of the risks associated with those investments). You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.

The Portfolio's investment objectives and policies are similar to those of Janus Growth and Income Fund, a Janus retail fund. Although it is anticipated that the Portfolio and its corresponding retail fund will hold similar securities, differences in asset size and cash flow needs as well as the relative weightings of securities selections may result in differences in investment performance. Expenses of the Portfolio and its corresponding retail fund are expected to differ.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Portfolio's investment objectives, are not fundamental and may be changed by the Portfolio's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Portfolio's objectives or policies, you should consider whether the Portfolio remains an appropriate investment for your variable insurance contract or qualified retirement plan.
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term capital growth and current income. It is a diversified portfolio that, under normal circumstances, pursues its objective by investing up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities that have income potential. The Portfolio normally emphasizes the growth component. However, in unusual circumstances, the Portfolio may reduce the growth component of its portfolio to 25% of its assets.

TYPES OF INVESTMENTS

The Portfolio invests primarily in common stocks of domestic and foreign companies. The Portfolio may invest to a lesser degree in other types of securities including preferred stock, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. The Portfolio may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Portfolio will invest less than 35% of its assets in high-yield/high-risk securities.

The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States.

Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Portfolio may use futures, options and other derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 4 for a discussion of the risks associated with foreign investing and derivatives.

See Appendix A for a further description of the Portfolio's investments.

The following questions are designed to help you better understand an investment in the Portfolio.

How are assets allocated between the growth and income component of the Fund's portfolio?
The Portfolio may invest in a combination of common stocks, preferred stocks, convertible securities, debt securities and other fixed-income securities. The Portfolio may shift assets between the growth and income components of its portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, then the Portfolio will place a greater emphasis on the growth component.
--------------------------------------------------------------------------------
What type of securities make up the growth component of the Fund?
The Portfolio places a stronger emphasis on the growth component and normally invests up to 75% of its assets in such securities. The growth component of the Portfolio is expected to consist primarily of common stocks. The portfolio manager will invest in common stocks to the extent he believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure.

Because income is a part of the investment objective of the Portfolio, the portfolio manager may also consider dividend-paying characteristics in selecting equity securities for the Portfolio. The Portfolio may also find opportunities for capital growth from debt securities because of anticipated changes in interest rates, credit standing, currency relationships or other factors.
--------------------------------------------------------------------------------
What types of securities make up the income component of the Portfolio?
The income component of the Portfolio will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. Investors in the Portfolio

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                      2
should keep in mind that the Portfolio is not designed to produce a consistent level of income.
--------------------------------------------------------------------------------
Are the same criteria used to select foreign securities?
Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 4.
--------------------------------------------------------------------------------
How does the Portfolio try to reduce risk?
Diversification of the Portfolio's assets reduces the effect of any single holding on its overall portfolio value. The Portfolio may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 4. In addition, to the extent that the Portfolio holds a larger cash position, it might not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

The Portfolio will follow the general policies listed below in investing its portfolio assets. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
When a Portfolio's manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Larger hedged positions and/or larger cash positions may serve as a means of preserving capital in unfavorable market conditions.

Securities  that the  Portfolio  may invest in as means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolio may also invest in money market funds (including funds managed by Janus Capital). When a Portfolio's investments in cash or similar investments increase, a Portfolio may not participate in stock or bond market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

Diversification
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Portfolio qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Portfolio may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 75% of its total assets, the Portfolio will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Portfolio's holdings of that issuer to amount to more than 5% of the Portfolio's total assets.

o The Portfolio will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

Internal Revenue Service (IRS) Limitations
In addition to the diversification requirements stated above, the Portfolio intends to comply with the diversification requirements currently imposed by the IRS on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts. More specific information may be contained in the participating insurance company's separate account prospectus.

Industry Concentration
As a fundamental policy, the Portfolio will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

Portfolio Turnover
The Portfolio generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Portfolio whenever its portfolio manager believes such changes are desirable. The portfolio turnover rate is generally not a factor in making buy and sell decisions. The Portfolio's turnover rate is not expected to exceed 200%.

To a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                      3
result in taxable capital gains. Certain tax rules may restrict the Portfolio's ability to engage in short-term trading if the security has been held for less than three months.

Illiquid Investments
The Portfolio may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and certain other securities, including privately placed commercial paper.

Borrowing and Lending
The Portfolio may borrow money and lend securities or other assets,  as follows:

o The Portfolio may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Portfolio may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, the Portfolio may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Portfolio is seeking permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS

Special Situations
The Portfolio may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Portfolio's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Foreign Securities

Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. The Portfolio may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country. The Portfolio may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o    Transaction  Costs.   Transaction  costs  of  buying  and  selling  foreign
     securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

Futures, Options and Other Derivative Instruments
The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                      4
invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively, "derivative instruments"). The Portfolio intends to use most derivative instruments primarily to hedge the value of its portfolio holdings against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase the Portfolio's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Portfolio to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolio's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Portfolio worse off than if it had not entered into the position.

Although the portfolio manager believes the use of derivative instruments will benefit the Portfolio, the Portfolio's performance could be worse than if it had not used such instruments if the portfolio manager's judgment proves incorrect.

When the Portfolio invests in a derivative instrument, it may be required to segregate cash and other liquid assets or portfolio securities with its custodian to "cover" the Portfolio's position. Assets segregated or set aside generally may not be disposed of so long as the Portfolio maintains the positions requiring segregation or cover. Segregating assets could diminish the Portfolio's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

High-Yield/High-Risk Securities
High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (such as, Standard & Poor's Ratings Services and Moody's Investors Service, Inc.).

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities may be more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Portfolio would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market as rated securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt.

The market prices of high-yield/high-risk securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds often do not pay interest until maturity. However, the Portfolio must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Portfolio may have to sell securities to have sufficient cash to pay the dividends.

Please refer to the SAI for a description of bond rating categories.

Short Sales
The Portfolio may engage in "short sales against the box." This technique involves selling either a security that the Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

See Appendix A for risks associated with certain other investments.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                      5

Management of the Portfolio

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Portfolio's investment objective and policies. The Trustees delegate the day-to-day management of the Portfolio to the officers of the Trust and meet at least quarterly to review the Portfolio's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital has served as investment adviser to Janus Fund since its inception in 1970 and currently serves as investment adviser to all of the Janus retail funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services.

In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

The Portfolio pays all of its expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, registration fees and expenses, and independent Trustees' fees and expenses and certain other expenses. Participating insurance companies that purchase the Portfolio's shares may perform certain administrative services relating to the Portfolio and Janus Capital or the Portfolio may pay those companies for such services.

PORTFOLIO MANAGER

Thomas F. Marsico is Executive Vice President and portfolio manager of the Portfolio which he has managed since its inception. He has also managed Janus Growth and Income Fund since May 1991, Janus Twenty Fund since March 1988 and co-managed Janus Venture Fund since February 1997. He holds a Bachelor of Arts in Biology from the University of Colorado and Master of Business Administration in Finance from the University of Denver.

Personal Investing
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio or Janus Capital's other advisory clients. See the SAI for more detailed information.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Portfolio are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Portfolio's transactions and recognizing brokerage, research and other services provided to the Portfolio and to Janus Capital. Janus Capital may consider sales of shares of the Portfolio or other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase a Portfolio's shares as a factor in the selection of broker-dealers to execute portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. The Portfolio's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Portfolio are effected with that broker-dealer, the commissions payable by the Portfolio are credited against certain Portfolio operating expenses. The SAI further explains the selection of broker-dealers.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                      6

BREAKDOWN OF MANAGEMENT EXPENSES

The Portfolio pays Janus Capital a management fee which is calculated daily. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Portfolio is subject to the following management fee schedule (expressed as an annual rate):

                           Average Daily Net             Annual Rate
     Fee Schedule          Assets of Portfolio           Percentage (%)
     ------------------------------------------------------------------
                           First $300 Million            0.75*
                           Next $200 Million             0.70
                           Over $500 Million             0.65
     ------------------------------------------------------------------
* Janus Capital has agreed to reduce the Portfolio's advisory fee to the extent that such fee exceeds the effective rate of Janus Growth and Income Fund, the Janus retail fund corresponding to the Portfolio. Janus Capital may terminate this fee reduction at any time upon at least 90 days' notice to the Trustees. The effective rate is the advisory fee calculated by the corresponding retail fund as of the last day of each calendar quarter (expressed as an annual rate). The effective rate of Janus Growth and Income Fund was ____% for the quarter ended September 30, 1997. In addition, Janus Capital has agreed to limit the expenses of the Portfolio's Shares to an annual rate of 1.25% of average net assets through at least October 31, 1998.

As asset size increases, the annual rate of the management fee declines in accordance with the above schedule. In addition, the Shares of the Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

OTHER SERVICE PROVIDERS

The following parties provide the Portfolio with administrative and other services.

Custodian
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

Janus Service Corporation is a wholly-owned subsidiary of Janus Capital.

OTHER INFORMATION

Organization
The Trust is an open-end management investment company organized as a Delaware business trust on May 20, 1993. The Portfolio has been established as a separate series of the Trust.

The Portfolio currently offers two classes of shares, one of which, the Institutional Shares, are offered pursuant to this prospectus. The Institutional Shares of the Portfolio, as well as other Janus Aspen Series - Institutional Shares are sold under the name Janus Aspen Series. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable contracts and life insurance contracts, as well as certain qualified retirement plans. Retirement Shares are offered by a separate prospectus and are available only to participant directed qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services to plan participants. Because the expenses of each class may differ, the performance in each class is expected to differ. If you would like additional information about the Retirement Shares, please call 1-800-525-0020.

Shareholder Meetings
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each class or Portfolio only if a matter affects or requires the vote of only that class or Portfolio or the interest of the class or Portfolio in the matter differs from the interest of the other class or Portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                      7

An insurance company issuing a variable contract invested in shares of the Portfolio will request voting instructions from variable contract holders. Under current law, the insurance company must vote all shares held by the separate account in proportion to the voting instructions received.

Conflicts of Interest
Portfolio shares are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio currently does not anticipate any disadvantages to policy owners arising out of the fact that the Portfolio offers its shares to such entities, there is a possibility that disadvantages could occur or that a material conflict may arise. The Trustees monitor events in order to identify any anticipated disadvantages or material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Portfolio or substitute shares of another Portfolio. As a result, the Portfolio may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Portfolio to any separate account or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Retirement Shares of the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Shares. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Retirement Shares to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

Master/Feeder Option
The Trust may in the future seek to achieve the Portfolio's investment objective by investing all of the Portfolio's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Portfolio. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Portfolio. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of the Portfolio, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Portfolio is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Portfolio and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although management of the Portfolio believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

The Valuation of Shares
The net asset value ("NAV") of the Shares of the Portfolio is determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., New York time) each day that the NYSE is open. NAV per Share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding.

Securities are valued at market value or, if market information is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                      8

Distributions and Taxes
--------------------------------------------------------------------------------
DISTRIBUTIONS

To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized by its investments annually. Income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains, if any, are paid to shareholders as capital gains distributions. Each class of the Portfolio makes semiannual distributions in June and December of substantially all of its investment income and an annual distribution in June of its net realized capital gains, if any. All dividends and capital gains distributions from the Shares of the Portfolio will be automatically reinvested into additional Shares of the Portfolio.

How Distributions Affect the Portfolio's NAV
Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the Shares have been held. Dividends and capital gains awaiting distribution are included in the daily NAV of the Portfolio's Shares. The Share price drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Shares of the Portfolio declared a dividend in the amount of $0.25 per share. If the price of the Portfolio's Shares was $10.00 on December 30, the Share price on December 31 would be $9.75, barring market fluctuations.
--------------------------------------------------------------------------------
TAXES

Taxes on Distributions
Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts may be subject to ordinary income tax and, if made before age 591/2, a 10% penalty tax. The tax status of your investment in the Shares depends on the features of the variable insurance contracts purchased from a participating insurance company. Further information may be found in the prospectus of the separate account offering such contract.

Taxation of the Portfolio
Dividends, interest and some capital gains received by the Portfolio on foreign securities may give rise to withholding and other taxes imposed by foreign countries. It is expected that foreign taxes paid by the Portfolio will be treated as expenses of the Portfolio. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.
--------------------------------------------------------------------------------
Performance Terms

This section will help you understand various terms that are commonly used to describe the Portfolio's performance. You may see references to these terms in our newsletters, advertisements (or those published by participating insurance companies) and in media articles. Newsletters and advertisements may include comparisons of the Portfolio's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Portfolio generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Portfolio). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Portfolio's return and are not the same as actual annual results.

The Portfolio imposes no sales or other charges that would affect total return computations. Total return figures of the Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to any particular insurance product. Portfolio performance figures are based upon historical results and are not intended to indicate future performance. Investment returns and net asset value will fluctuate so that Shares, when redeemed, may be worth more or less than their original cost.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                      9

Shareholder's Guide

INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE  PORTFOLIO  DIRECTLY.  SHARES
MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING A VARIABLE INSURANCE CONTRACT AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PURCHASES

Purchases of Portfolio Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company's separate account or to your plan documents for information on how to invest in the Shares of the Portfolio.

All investments in the Portfolio are credited to a participating insurance company's separate account or a qualified plan immediately upon acceptance of the investment by the Portfolio. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio.

The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of the size that would disrupt the management of the Portfolio. The Portfolio may discontinue sales of its shares if management believes that a substantial further increase may adversely affect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distribution.

REDEMPTIONS

Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio. Redemption proceeds will normally be wired to the participating insurance company the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

SHAREHOLDER COMMUNICATIONS

Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio. Each report will show the investments owned by the Portfolio and market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                     10

Appendix A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The
Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Portfolio may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies ( BB or lower by Standard &Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Portfolio to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                     11
from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. The Portfolio may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS                     12

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

                   100 Fillmore Street
                   Denver, Colorado 80206-4928
[Logo] JANUS       (800) 525-3713     Recycled Paper

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sales of these securities in any state which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Contents

---------------------------------------
THE PORTFOLIO AT A GLANCE
Brief description of the Portfolio .. 1
---------------------------------------
EXPENSE INFORMATION
    ................................. 1
---------------------------------------
THE PORTFOLIO IN DETAIL
The Portfolio's Investment
   Objective and Policies ........... 2
General Portfolio Policies .......... 3
Additional Risk Factors ............. 4
---------------------------------------
MANAGEMENT OF THE PORTFOLIO
Investment Adviser and
   Portfolio Manager ................ 6
Portfolio Transactions .............. 6
Management Expenses ................. 7
Other Service Providers ............. 7
Participant Administration Fee
   and Distribution Fee ............. 7
Other Information ................... 7
---------------------------------------
DISTRIBUTIONS AND TAXES
Distributions ....................... 9
Taxes ............................... 9
---------------------------------------
PERFORMANCE TERMS
An Explanation of
   Performance Terms ................ 9
---------------------------------------
SHAREHOLDER'S GUIDE
Purchases .......................... 10
Redemptions ........................ 10
Shareholder Communications ......... 10
---------------------------------------
APPENDIX A
Glossary of Investment Terms ....... 11

                             SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED AUGUST 11, 1997

                               Janus Aspen Series
                           Growth and Income Portfolio
                                Retirement Shares

                                   Prospectus

                                __________, 1997

Growth and Income Portfolio (the "Portfolio") is a no-load, diversified mutual fund that seeks long-term growth of capital with a limited emphasis on income. Although the Portfolio normally invests at least 25% of its assets in securities that have income potential, it emphasizes equity securities selected for their growth potential. The Portfolio is a series of Janus Aspen Series (the "Trust"), an open-end management investment company. The Portfolio is recently organized and has a limited operating history.

The Retirement Shares of the Portfolio (the "Shares") offered by this Prospectus are issued in connection with certain participant directed qualified retirement plans. The Trust sells and redeems its Shares at net asset value without any sales charges, commissions or redemption fees.

This Prospectus contains information about the Shares that a prospective plan participant should consider before investing and should be read carefully and retained for future reference. Additional information about the Portfolio is contained in the Statement of Additional Information ("SAI") dated __________, 1997, which is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge by writing or calling your plan sponsor.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.

THESE SECURITIES HAVE NOT BEEN APPROVED BY THE SEC NOR HAS THE SEC PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus does not constitute an offer to sell securities in any state or other jurisdiction to any person to whom it is unlawful to make such an offer in such state or other jurisdiction.

Portfolio At A Glance

This section is designed to provide you with a brief overview of the Portfolio and its investment emphasis. A more detailed discussion of the Portfolio's investment objective and policies begins on page 2.

INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is long-term capital growth and current income.

PRIMARY HOLDINGS:

A diversified portfolio that emphasizes equity securities selected for their growth potential, although the Portfolio will normally invest at least 25% of its assets in securities that have income potential.

SHAREHOLDER'S INVESTMENT HORIZON:

The Portfolio is designed for long-term investors who seek growth of capital with a limited emphasis on income. The Portfolio is not designed for investors who desire a consistent level of income nor is it a short-term trading vehicle and should not be relied upon for short-term financial needs.

FUND ADVISER:

Janus Capital Corporation ("Janus Capital") serves as the Portfolio's investment adviser. Janus Capital has been in the investment advisory business for over 27 years and currently manages approximately $65 billion in assets.

FUND MANAGER:

Thomas F. Marsico

FUND INCEPTION:

November 1997

Expense Information

The tables and example below are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Shares.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum sales load imposed on purchases                             None
     Maximum sales load imposed on reinvested dividends                  None
     Deferred sales charges on redemptions                               None
     Redemption fees                                                     None
     Exchange fee                                                        None


ANNUAL OPERATING EXPENSES (after fee waivers and reductions)(1)
(expressed as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fee(1)                          0.68%
12b-1 Fee(2)                               0.25%
Other Expenses(1,3)                        0.55%
--------------------------------------------------------------------------------
Total Operating Expenses(1)                1.48%
--------------------------------------------------------------------------------
(1) The fees and expenses in the table above are based on the estimated gross expenses before estimated expense offset arrangements that the Shares of the Portfolio expect to incur their initial fiscal year, net of fee reductions or waivers from Janus Capital. Fee reductions reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses are estimated to be 0.75%, 0.55% and 1.55%, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.
(2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
(3) Includes compensation to service providers who provide recordkeeping, subaccounting and other administrative services to plan participants who invest in the Shares. See "Participant Administration Fee" for more details.

EXAMPLE
--------------------------------------------------------------------------------
                                                        1 Year      3 Years
--------------------------------------------------------------------------------
Assume you invest $1,000, the Shares of the
Portfolio returns 5% annually and its expense
ratio remains as listed above. The example
shows the operating expenses that you would
indirectly bear as an investor in the Shares
of the Portfolio.                                         $15         $47
--------------------------------------------------------------------------------
THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE RETURNS OR EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES  1

The Portfolio in Detail

This section takes a closer look at the Portfolio's investment objectives, policies and the securities in which it invests. Please carefully review the "Additional Risk Factors" section of this Prospectus for a more detailed discussion of the risks associated with certain investment techniques and refer to Appendix A for a more detailed description of the Portfolio's investments (and certain of the risks associated with those investments). You should carefully consider your own investment goals, time horizon and risk tolerance before investing in the Portfolio.

The Portfolio's investment objectives and policies are similar to those of Janus Growth and Income Fund, a Janus retail fund. Although it is anticipated that the Portfolio and its corresponding retail fund will hold similar securities, differences in asset size and cash flow needs as well as the relative weightings of securities selections may result in differences in investment performance. Expenses of the Portfolio and its corresponding retail fund are expected to differ.

Policies that are noted as "fundamental" cannot be changed without a shareholder vote. All other policies, including the Portfolio's investment objectives, are not fundamental and may be changed by the Portfolio's Trustees without a shareholder vote. You will be notified of any such changes that are material. If there is a material change in the Portfolio's objectives or policies, you should consider whether the Portfolio remains an appropriate investment for your qualified retirement plan.
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term capital growth and current income. It is a diversified portfolio that, under normal circumstances, pursues its objective by investing up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities that have income potential. The Portfolio normally emphasizes the growth component. However, in unusual circumstances, the Portfolio may reduce the growth component of its portfolio to 25% of its assets.

TYPES OF INVESTMENTS

The Portfolio invests primarily in common stocks of domestic and foreign companies. The Portfolio may invest to a lesser degree in other types of securities including preferred stock, warrants, convertible securities and debt securities when its portfolio manager perceives an opportunity for capital growth from such securities or to receive a return on idle cash. The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. The Portfolio may invest up to 25% of its assets in mortgage- and asset-backed securities, up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities, and without limit in indexed/structured securities. The Portfolio will invest less than 35% of its assets in high-yield/high-risk securities.

The Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States.

Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. The Portfolio may use futures, options and other derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return. See "Additional Risk Factors" on page 4 for a discussion of the risks associated with foreign investing and derivatives.

See Appendix A for a further description of the Portfolio's investments.

The following questions are designed to help you better understand an investment in the Portfolio.

How are assets allocated between the growth and income component of the Fund's portfolio?
The Portfolio may invest in a combination of common stocks, preferred stocks, convertible securities, debt securities and other fixed-income securities. The Portfolio may shift assets between the growth and income components of its portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, then the Portfolio will place a greater emphasis on the growth component.
--------------------------------------------------------------------------------
What type of securities make up the growth component of the Fund?
The Portfolio places a stronger emphasis on the growth component and normally invests up to 75% of its assets in such securities. The growth component of the Portfolio is expected to consist primarily of common stocks. The portfolio manager will invest in common stocks to the extent he believes that the relevant market environment favors profitable investing in those securities. The portfolio manager generally takes a "bottom up" approach to building the portfolio. In other words, he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large.
Although themes may emerge in the Fund, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure.

Because income is a part of the investment objective of the Portfolio, the portfolio manager may also consider dividend-paying characteristics in selecting equity securities for the Portfolio. The Portfolio may also find opportunities for capital growth from debt securities because of anticipated changes in interest rates, credit standing, currency relationships or other factors.
--------------------------------------------------------------------------------
What types of securities make up the income component of the Portfolio?
The income component of the Portfolio will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. Investors in the Portfolio should keep

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES 2 in mind that the Portfolio is not designed to produce a consistent level of income.
--------------------------------------------------------------------------------
Are the same criteria used to select foreign securities?
Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of country of organization or place of principal business activity. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. See "Additional Risk Factors" on page 4.
--------------------------------------------------------------------------------
How does the Portfolio try to reduce risk?
Diversification of the Portfolio's assets reduces the effect of any single holding on its overall portfolio value. The Portfolio may use futures, options and other derivative instruments to protect the portfolio from movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. See "Additional Risk Factors" on page 4. In addition, to the extent that the Portfolio holds a larger cash position, it might not participate in market declines to the same extent as if it had remained more fully invested in common stocks.

GENERAL PORTFOLIO POLICIES

The Portfolio will follow the general policies listed below in investing its portfolio assets. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of the security. For example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

Cash Position
When a Portfolio's manager believes that market conditions are not favorable for profitable investing or when the portfolio manager is otherwise unable to locate favorable investment opportunities, the Portfolio's investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. Larger hedged positions and/or larger cash positions may serve as a means of preserving capital in unfavorable market conditions.

Securities  that the  Portfolio  may invest in as means of receiving a return on idle cash include high-grade commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Portfolio may also invest in money market funds (including funds managed by Janus Capital). When a Portfolio's investments in cash or similar investments increase, a Portfolio may not participate in stock or bond market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

Diversification
The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either diversified or nondiversified. The Portfolio qualifies as a diversified fund under the 1940 Act and is subject to the following requirements:

o As a fundamental policy, the Portfolio may not own more than 10% of the outstanding voting shares of any issuer.

o As a fundamental policy, with respect to 75% of its total assets, the Portfolio will not purchase a security of any issuer (other than cash items and U.S. government securities, as defined in the 1940 Act) if such purchase would cause the Portfolio's holdings of that issuer to amount to more than 5% of the Portfolio's total assets.

o The Portfolio will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

Internal Revenue Service (IRS) Limitations
In addition to the diversification requirements stated above, because a class of shares of the Portfolio is sold in connection with variable annuity contracts and variable life insurance contracts, the Portfolio intends to comply with the diversification requirements currently imposed by the IRS on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts.

Industry Concentration
As a fundamental policy, the Portfolio will not invest 25% or more of its total assets in any particular industry (excluding U.S. government securities).

Portfolio Turnover
The Portfolio generally intends to purchase securities for long-term investment rather than short-term gains. However, short-term transactions may result from liquidity needs, securities having reached a price or yield objective, anticipated changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Portfolio whenever its portfolio manager believes such changes are desirable. The portfolio turnover rate is generally not a factor in making buy and sell decisions. The Portfolio's turnover rate is not expected to exceed 200%.

To a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Certain tax rules may restrict the Portfolio's ability to engage in short-term trading if the security has been held for less than three months.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES  3
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Illiquid Investments
The Portfolio may invest up to 15% of its net assets in illiquid investments, including restricted securities or private placements that are not deemed to be liquid by Janus Capital. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Janus Capital will follow guidelines established by the Trustees of the Trust ("Trustees") in making liquidity determinations for Rule 144A securities and certain other securities, including privately placed commercial paper.

Borrowing and Lending
The Portfolio may borrow money and lend securities or other assets,  as follows:

o The Portfolio may borrow money for temporary or emergency purposes in amounts up to 25% of its total assets.

o The Portfolio may mortgage or pledge securities as security for borrowings in amounts up to 15% of its net assets.

o As a fundamental policy, the Portfolio may lend securities or other assets if, as a result, no more than 25% of its total assets would be lent to other parties.

The Portfolio is seeking permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.

ADDITIONAL RISK FACTORS

Special Situations
The Portfolio may invest in "special situations" from time to time. A special situation arises when, in the opinion of the Portfolio's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

Foreign Securities

Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in comparable domestic securities.

Securities of some foreign companies and governments may be traded in the United States, but most foreign securities are traded primarily in foreign markets. The risks of foreign investing include:

o Currency Risk. The Portfolio may buy the local currency when it buys a foreign currency denominated security and sell the local currency when it sells the security. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even though the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

o Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in underdeveloped or developing countries which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country. The Portfolio may invest in emerging market countries. Emerging market countries involve greater risks such as immature economic structures, national policies restricting investments by foreigners, and different legal systems.

o Regulatory Risk. There may be less government supervision of foreign markets. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers. There may be less publicly available information about foreign issuers than domestic issuers.

o Market Risk. Foreign securities markets, particularly those of underdeveloped or developing countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

o    Transaction  Costs.   Transaction  costs  of  buying  and  selling  foreign
     securities, including brokerage, tax and custody costs, are generally higher than those involved in domestic transactions.

Foreign securities purchased indirectly (e.g., depositary receipts) are subject to many of the above risks, including currency risk, because their values depend on the performance of a foreign security denominated in its home currency.

Futures, Options and Other Derivative Instruments
The Portfolio may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts ("futures contracts") and may invest in options on securities, financial indices and foreign currencies ("options"), forward contracts and interest rate swaps and swap-related products (collectively, "derivative instruments"). The Portfolio intends to use most derivative instruments primarily to hedge the value of its portfolio

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES 4 holdings against potential adverse movements in securities prices, foreign currency markets or interest rates. To a limited extent, the Portfolio may also use derivative instruments for non-hedging purposes such as seeking to increase the Portfolio's income or otherwise seeking to enhance return. Please refer to Appendix A to this Prospectus and the SAI for a more detailed discussion of these instruments.

The use of derivative instruments exposes the Portfolio to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

o the risk that interest rates, securities prices and currency markets will not move in the directions that the portfolio manager anticipates;

o imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

o the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

o inability to close out certain hedged positions to avoid adverse tax consequences;

o the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

o leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Portfolio's initial investment in that instrument (in some cases, the potential loss is unlimited); and

o particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Portfolio worse off than if it had not entered into the position.

Although the portfolio manager believes the use of derivative instruments will benefit the Portfolio, the Portfolio's performance could be worse than if it had not used such instruments if the portfolio manager's judgment proves incorrect.

When the Portfolio invests in a derivative instrument, it may be required to segregate cash and other liquid assets or portfolio securities with its custodian to "cover" the Portfolio's position. Assets segregated or set aside generally may not be disposed of so long as the Portfolio maintains the positions requiring segregation or cover. Segregating assets could diminish the Portfolio's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

High-Yield/High-Risk Securities
High-yield/high-risk securities (or "junk" bonds) are debt securities rated below investment grade by the primary rating agencies (such as, Standard & Poor's Ratings Services and Moody's Investors Service, Inc.).

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investments.

Issuers of high-yield securities may be more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Portfolio would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market as rated securities. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt.

The market prices of high-yield/high-risk securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds often do not pay interest until maturity. However, the Portfolio must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Portfolio may have to sell securities to have sufficient cash to pay the dividends.

Please refer to the SAI for a description of bond rating categories.

Short Sales
The Portfolio may engage in "short sales against the box." This technique involves selling either a security that the Portfolio owns, or a security equivalent in kind and amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. The Portfolio will enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or to defer an unrealized gain. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain.

See Appendix A for risks associated with certain other investments.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES  5
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Management of the Portfolio

TRUSTEES

The Trustees oversee the business affairs of the Trust and are responsible for major decisions relating to the Portfolio's investment objective and policies. The Trustees delegate the day-to-day management of the Portfolio to the officers of the Trust and meet at least quarterly to review the Portfolio's investment policies, performance, expenses and other business affairs.

INVESTMENT ADVISER

Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of its investment portfolio and other business affairs.

Janus Capital has served as investment adviser to Janus Fund since its inception in 1970 and currently serves as investment adviser to all of the Janus retail funds, as well as adviser or subadviser to other mutual funds and individual, corporate, charitable and retirement accounts.

Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services.

In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

The Portfolio pays all of its expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, registration fees and expenses, and independent Trustees' fees and expenses and certain other expenses. Service providers to qualified plans that purchase the Shares receive fees for providing recordkeeping, subaccounting and other administrative services, as described under "Participant Administration Fee and Distribution Fee" on page 7.

PORTFOLIO MANAGER

Thomas F. Marsico is Executive Vice President and portfolio manager of the Portfolio which he has managed since its inception. He has also managed Janus Growth and Income Fund since May 1991, Janus Twenty Fund since March 1988 and co-managed Janus Venture Fund since February 1997. He holds a Bachelor of Arts in Biology from the University of Colorado and Master of Business Administration in Finance from the University of Denver.

Personal Investing
Janus Capital does not permit portfolio managers to purchase and sell securities for their own accounts, except under the limited exceptions contained in Janus Capital's policy governing personal investing. Janus Capital's policy requires investment and other personnel to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Portfolio or Janus Capital's other advisory clients. See the SAI for more detailed information.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on behalf of the Portfolio are executed by broker-dealers selected by Janus Capital. Broker-dealers are selected on the basis of their ability to obtain best price and execution for the Portfolio's transactions and recognizing brokerage, research and other services provided to the Portfolio and to Janus Capital. Janus Capital may consider sales of shares of the Portfolio or other Janus funds by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase a Portfolio's shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. The Portfolio's Trustees have authorized Janus Capital to place portfolio transactions on an agency basis with a broker-dealer affiliated with Janus Capital. When transactions for the Portfolio are effected with that broker-dealer, the commissions payable by the Portfolio are credited against certain Portfolio operating expenses serving to reduce those expenses. The SAI further explains the selection of broker-dealers.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES  6
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BREAKDOWN OF MANAGEMENT EXPENSES

The Portfolio pays Janus Capital a management fee which is calculated daily. The advisory agreement with the Portfolio spells out the management fee and other expenses that the Portfolio must pay. The Portfolio is subject to the following management fee schedule (expressed as an annual rate):

                           Average Daily Net             Annual Rate
     Fee Schedule          Assets of Portfolio           Percentage (%)
     ------------------------------------------------------------------
                           First $300 Million            0.75*
                           Next $200 Million             0.70
                           Over $500 Million             0.65
     ------------------------------------------------------------------

* Janus Capital has agreed to reduce the Portfolio's advisory fee to the extent that such fee exceeds the effective rate of Janus Growth and Income Fund, the Janus retail fund corresponding to the Portfolio. Janus Capital may terminate this fee reduction at any time upon at least 90 days' notice to the Trustees. The effective rate is the advisory fee calculated by the corresponding retail fund as of the last day of each calendar quarter (expressed as an annual rate). The effective rate of Janus Growth and Income Fund was ____% for the quarter ended September 30, 1997. In addition, Janus Capital has agreed to limit the expenses of the Portfolio's Shares to an annual rate of 1.25% of average net assets through at least October 31, 1998. The participant administration fee and distribution fee described below are not included in the expense limit.

As asset size increases, the annual rate of the management fee declines in accordance with the above schedule. In addition, the Shares of the Portfolio incur expenses not assumed by Janus Capital, including the participant administration fee and distribution fee described below, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

OTHER SERVICE PROVIDERS

The following parties provide the Portfolio with administrative and other services.

Custodian
State Street Bank and Trust Company
P.O. Box 0351
Boston, Massachusetts 02117-0351

Transfer Agent
Janus Service Corporation
P.O. Box 173375
Denver, Colorado 80217-3375

Distributor
Janus Distributors, Inc.
100 Fillmore Street
Denver, CO 80206-4928

Janus  Service  Corporation  and  Janus  Distributors,   Inc.  are  wholly-owned
subsidiaries of Janus Capital.

PARTICIPANT ADMINISTRATION FEE AND DISTRIBUTION FEE

Participant Administration Fee
Janus Service Corporation ("Janus Service"), the Trust's transfer agent, receives a participant administration fee at an annual rate of up to .25% of the average daily net assets of the Shares of the Portfolio for providing or procuring recordkeeping, subaccounting and other administrative services to plan participants who invest in the Shares. Janus Service expects to use this fee to compensate qualified plan service providers for providing these services.

Distribution Fee
Under a distribution and service plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, Inc. ("JDI"), the distributor of the Shares, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to JDI for remittance to qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan permits the compensation of such service providers at an annual rate of up to .25% of the average daily net assets of the Shares of the Portfolio for activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, SAIs, shareholder reports and educational materials to prospective and existing plan participants; responding to inquiries by qualified plan participants; receiving and answering correspondence; and similar activities.

OTHER INFORMATION

Organization
The Trust is an open-end management investment company organized as a Delaware business trust on May 20, 1993. The Portfolio has been established as a separate series of the Trust.

The Portfolio currently offers two classes of shares. The Shares offered by this Prospectus are available only to participant directed qualified plans using plan service providers that are compensated for providing distribution and/or recordkeeping and other administrative services provided

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES 7 to plan participants. Institutional Shares of the Portfolio are available only to variable insurance contracts owners and other qualified retirement plans. Because the expenses of each class may differ, the performance in each class is expected to differ. If you would like additional information about the Institutional Shares, please call 1-800-525-0020.

Shareholder Meetings
The Trust does not intend to hold annual shareholder meetings. However, special meetings may be called for a specific class or Portfolio or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each class or Portfolio only if a matter affects or requires the vote of only that class or Portfolio or the interest of the class or Portfolio in the matter differs from the interest of the other class or Portfolios of the Trust. As a shareholder, you are entitled to one vote for each share that you own.

Conflicts of Interest
The Shares offered by this prospectus are available to certain participant directed qualified plans. Institutional Shares of the Portfolio (offered by a separate prospectus) are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital as well as certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners or plan participants will develop arising out of the fact that the Portfolio offers its shares to such entities, there is a possibility that disadvantages could occur or a material conflict may arise. The Trustees monitor events in order to identify any anticipated disadvantages or material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response to such conflicts. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in the Portfolio or substitute shares of another Portfolio. If this occurs, the Portfolio may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of the Portfolio to any separate account or qualified plans or may suspend or terminate the offering of shares of the Portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Portfolio.

Master/Feeder Option
The Trust may in the future seek to achieve the Portfolio's investment objective by investing all of the Portfolio's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Portfolio. It is expected that any such investment company would be managed by Janus Capital in substantially the same manner as the Portfolio. The shareholders of the Trust of record on April 30, 1992, and the initial shareholder(s) of the Portfolio, have voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of the shareholders of the Portfolio is required. You will receive at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of the Portfolio and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although management of the Portfolio believes that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

The Valuation of Shares
The net asset value ("NAV") of the Shares of the Portfolio is determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., New York time) each day that the NYSE is open. NAV per Share is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding.

Securities are valued at market value or, if market information is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES  8

Distributions and Taxes
--------------------------------------------------------------------------------
DISTRIBUTIONS

To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized by its investments annually. Income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains, if any, are paid to shareholders as capital gains distributions. Each class of the Portfolio makes semiannual distributions in June and December of substantially all of its investment income and an annual distribution in June of its net realized capital gains, if any. All dividends and capital gains distributions from the Shares of the Portfolio will be automatically reinvested into additional Shares of the Portfolio.

How Distributions Affect the Portfolio's NAV
Distributions are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the Shares have been held. Dividends and capital gains awaiting distribution are included in the daily NAV of the Portfolio's Shares. The Share price drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, the Shares of the Portfolio declared a dividend in the amount of $0.25 per share. If the price of the Portfolio's Shares was $10.00 on December 30, the Share price on December 31 would be $9.75, barring market fluctuations.
--------------------------------------------------------------------------------
TAXES

Taxes on Distributions
Because Shares of the Portfolio may be purchased only through qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the qualified plan. Generally, withdrawals from qualified plans may be subject to ordinary income tax and, if made before age 591/2, a 10% penalty tax. The tax status of your investment in the Shares depends on the features of your qualified plan. For further information, contact your plan sponsor.

Taxation of the Portfolio
Dividends, interest and some capital gains received by the Portfolio on foreign securities may give rise to withholding and other taxes imposed by foreign countries. It is expected that foreign taxes paid by the Portfolio will be treated as expenses of the Portfolio. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because a class of shares of the Portfolio is sold in connection with variable annuity contracts and variable life insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.
--------------------------------------------------------------------------------
Performance Terms

This section will help you understand various terms that are commonly used to describe the Portfolio's performance. You may see references to these terms in our newsletters, advertisements (or those published by participating insurance companies) and in media articles. Newsletters and advertisements may include comparisons of the Portfolio's performance to the performance of other mutual funds, mutual fund averages or recognized stock market indices. The Portfolio generally measures performance in terms of total return.

Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Portfolio). A cumulative total return does not show interim fluctuations in the value of an investment.

Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual returns for more than one year tend to smooth out variations in the Portfolio's return and are not the same as actual annual results.

Portfolio performance figures are based upon historical results and are not intended to indicate future performance. Investment returns and net asset value will fluctuate so that Shares, when redeemed, may be worth more or less than their original cost.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES  9

Shareholder's Guide

INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH QUALIFIED RETIREMENT PLANS. REFER TO YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A QUALIFIED PLAN.

PURCHASES

Purchases of Shares may be made only by qualified plans. Refer to your plan documents for information on how to invest in the Shares of the Portfolio.

All investments in the Portfolio are credited to a qualified plan immediately upon acceptance of the investment by the Portfolio. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio.

The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Janus Capital's opinion, they are of the size that would disrupt the management of the Portfolio. The Portfolio may discontinue sales of its shares if management believes that a substantial further increase may adversely affect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distribution. The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status under the Internal Revenue Code.

REDEMPTIONS

Redemptions, like purchases, may be effected only through qualified plans. Please refer to the appropriate plan documents for details.

Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio. Redemption proceeds will normally be wired to the qualified plan the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

SHAREHOLDER COMMUNICATIONS

Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio. Each report will show the investments owned by the Portfolio and market values thereof, as well as other information about the Portfolio and its operations. The Trust's fiscal year ends December 31.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES 10

Appendix A

GLOSSARY OF INVESTMENT TERMS

This glossary provides a more detailed description of some of the types of securities and other instruments in which the Portfolio may invest. The
Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus. Please refer to the SAI for a more detailed discussion of certain instruments.

I. EQUITY AND DEBT SECURITIES

Bonds are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. For example, the Portfolio may purchase commercial paper issued under Section 4(2) of the Securities Act of 1933.

Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

Fixed-income securities are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

High-yield/High-risk securities are securities that are rated below investment grade by the primary rating agencies ( BB or lower by Standard &Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Mortgage- and asset-backed securities are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

Passive foreign investment companies (PFICs) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. Income tax regulations may require the Portfolio to recognize income associated with the PFIC prior to the actual receipt of any such income.

Pay-in-kind bonds are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

Reverse repurchase agreements involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

Rule 144A securities are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

Standby commitments are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

Step coupon bonds are debt securities that trade at a discount from their face value and pay coupon interest. The discount

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES 11 from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

U.S. government securities include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

Variable and floating rate securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

Zero coupon bonds are debt securities that do not pay interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

Forward contracts are contracts to purchase or sell a specified amount of property for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. The Portfolio may also enter into forward contracts to purchase or sell securities or other financial indices.

Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including interest rates or an index of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

Indexed/structured securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies.

JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO PROSPECTUS - RETIREMENT SHARES 12

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


                   100 Fillmore Street
                   Denver, Colorado 80206-4928
                   (800) 525-3713

[Logo] JANUS       Shares distributed by Janus Distributors, Inc.
                   Member NASD.      Recycled Paper

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sales of these securities in any state which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                             SUBJECT TO COMPLETION
     PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 11, 1997

                               Janus Aspen Series
                           Growth and Income Portfolio

--------------------------------------------------------------------------------
                       Statement of Additional Information
                                ___________, 1997
--------------------------------------------------------------------------------

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Growth and Income Portfolio (the "Portfolio") a separate series of Janus Aspen Series, a Delaware business trust (the "Trust"). The Shares are sold under the name "Janus Aspen Series." Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Portfolio is managed separately by Janus Capital Corporation ("Janus Capital").

     The Shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively "variable insurance contracts") and by certain qualified retirement plans. The Portfolio also offers a second class of shares to certain participant directed qualified plans.

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated __________, 1997, which is incorporated by reference into this SAI and may be obtained from your insurance company. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus.

                                                                 [LOGO]    JANUS

                           Growth and Income Portfolio
                       Statement of Additional Information
                                Table of Contents
                                                                            Page
--------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques ............................. 3

  Investment Objective ....................................................... 3

  Portfolio Policies ......................................................... 3

  Investment Restrictions .................................................... 3

  Types of Securities and Investment Techniques .............................. 4

    Illiquid Investments ..................................................... 4

    Zero Coupon, Pay-In-Kind and Step Coupon Securities ...................... 4

    Pass-Through Securities .................................................. 5

    Investment Company Securities ............................................ 6

    Depositary Receipts ...................................................... 6

    Other Income-Producing Securities ........................................ 6

    Repurchase and Reverse Repurchase Agreements ............................. 6

    High-Yield/High-Risk Securities .......................................... 7

    Futures, Options and Other Derivative Instruments ........................ 7

Investment Adviser .......................................................... 14

Custodian, Transfer Agent and Certain Affiliations .......................... 15

Portfolio Transactions and Brokerage ........................................ 16

Officers and Trustees ....................................................... 17

Shares of the Trust ......................................................... 18

  Net Asset Value Determination ............................................. 18

  Purchases ................................................................. 19

  Redemptions ............................................................... 19

Income Dividends, Capital Gains Distributions and Tax Status ................ 19

Miscellaneous Information ................................................... 20

  Shares of the Trust ....................................................... 20

  Voting Rights ............................................................. 20

  Independent Accountants ................................................... 21

  Registration Statement .................................................... 21

Performance Information ..................................................... 21

Appendix A .................................................................. 22

  Explanation of Rating Categories .......................................... 22
--------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques

Investment Objective

     As stated in the Prospectus, the Portfolio's investment objective is long-term capital growth and current income. There can be no assurance that the Portfolio will achieve its objective. The investment objective of the Portfolio is not fundamental and may be changed by the Trustees without shareholder approval.

Portfolio Policies

     The Prospectus discusses the types of securities in which the Portfolio will invest, portfolio policies of the Portfolio and the investment techniques of the Portfolio. The Prospectus includes a discussion of portfolio turnover rates.

     Portfolio turnover (total long-term purchases or sales, whichever is less, divided by the average monthly value of the Portfolio's long-term portfolio securities) is anticipated to not exceed 200%.

Investment Restrictions

     As indicated in the Prospectus, the Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. As fundamental policies, the Portfolio may not:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets.

     (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. government securities).

     (3) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio.

     As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Portfolio.

     The Trustees have adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     (b) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (c) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (d) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (e) The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (f) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (g) The Portfolio may not invest in companies for the purpose of exercising control of management.

     For purposes of the Portfolio's restriction on investing in a particular industry, the Portfolio will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").

     The Portfolio is seeking permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.

Types of Securities and Investment Techniques

Illiquid Investments

     The Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Portfolio have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

Zero Coupon, Pay-In-Kind and Step Coupon Securities

     The Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Portfolio might obtain such cash from selling other portfolio holdings which might cause the Portfolio to incur capital gains or losses on the sale. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

     The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of the Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

     From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolio may invest in securities of money market funds managed by Janus Capital subject to the terms of an exemptive order obtained by Janus Capital and the Janus funds which currently provides that the Portfolio will limit its aggregate investment in a Janus money market fund to the greater of
(i) 5% of the investing Portfolio's total assets or (ii) $2.5 million. The Janus funds have filed an amended and restated exemptive order that would permit the Portfolio to invest in Janus Money Market funds in excess of the limitations of
Section 12(d)(1) of the 1940 Act. There is no assurance that such amendment will be granted.

Depositary Receipts

     The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Other Income-Producing Securities

     Other types of income producing securities that the Portfolio may purchase include, but are not limited to, the following types of securities:

     Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). See also "Inverse Floaters."

     Standby commitments. These instruments, which are similar to a put, give the Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

     Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     Inverse floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. Certain variable rate securities (including certain mortgage-backed securities) pay interest at a rate that varied inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. The Portfolio will not invest more than 5% of its assets in inverse floaters.

     The Portfolio will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio.

Repurchase and Reverse Repurchase Agreements

     In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security or "collateral." The Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

     The Portfolio may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities. In a reverse repurchase agreement, the Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Securities

     The Portfolio intends to invest less than 35% of its net assets in debt securities that are rated below investment grade (e.g., securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Portfolio would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

     The Portfolio may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Fund's portfolio manager will analyze the credit worthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. Unrated debt securities will be included in the 35% limit of the Portfolio unless its portfolio manager deems such securities to be the equivalent of investment grade securities.

     Subject to the above limits, the Portfolio may purchase defaulted securities only when its portfolio manager believes, based upon their analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief as to the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

     Disposition of Portfolio Securities. Although the Portfolio generally will purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolio's ability to readily dispose of securities to meet redemptions.

     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

Futures, Options and Other Derivative Instruments

     Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolio's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolio does business and by depositing margin payments in a segregated account with the Portfolio's custodian.

     The Portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolio will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The Portfolio's primary purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover the Portfolio's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

     If the Portfolio owns Treasury bonds and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

     Futures contracts entail risks. Although the Portfolio believes that use of such contracts will benefit the Portfolio, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio's current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired.

     Options on Futures Contracts. The Portfolio may buy and write put and call options on futures contracts. An option on a future gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio is considering buying. If a call or put option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk the Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolio may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another removes the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

     The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, the Portfolio may buy call options permitting the Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or the Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. In addition, the Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

     Options on Foreign Currencies. The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

     The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with the Portfolio's custodian.

     The Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolio may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly.

     A put option written by the Portfolio is "covered" if the Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolio's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and other liquid assets in a segregated account with its custodian.

     The Portfolio also may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked to market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     In the case of a written call option, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit the Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, the Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

     The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     The Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

     Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of portfolios and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

     Swaps and Swap-Related Products. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

     Additional Risks of Options on Foreign  Currencies,  Forward  Contracts and
Foreign Instruments. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the

OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investment Adviser

     As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolio or other Janus Funds or which performed recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.

     The Portfolio pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolio may reimburse Janus Capital for its costs.

     The Portfolio has the agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.75% of the first $300 million of the average daily net assets of the Portfolio, 0.70% of the next $200 million of the average daily net assets of the Portfolio and 0.65% of the average daily net assets of the Portfolio in excess of $500 million. The advisory fee is calculated and payable daily. Janus Capital has voluntarily agreed to cap the advisory fee of the Portfolio at the effective rate of Janus Growth and Income Fund (the "retail fund"). The effective rate of the retail fund is the advisory fee calculated by such fund on the last day of each calendar quarter. If the assets of the corresponding retail fund exceed the assets of the Portfolio as of the last day of any calendar quarter, then the advisory fee payable by the Portfolio for the following calendar quarter will be a flat rate equal to such effective rate. The effective rate (annualized) of Janus Growth and Income Fund was ____% for the quarter ended September 30, 1997.

     In addition, Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the Portfolio's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio through at least October 31, 1998. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation.

     Janus Capital may terminate the fee reduction or expense limitation described above at any time upon at least 90 days' notice to the Trustees.

     The current Advisory Agreement became effective on September 9, 1997, and it will continue in effect until July 1, 1999, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Portfolio or the Trustees. The Advisory Agreement i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Portfolio and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

     As  indicated  in  the  Prospectus,  Janus  Capital  does  not  permit  the
Portfolio's portfolio manager to purchase and sell securities for his own accounts except under the limited circumstances contained in Janus Capital's policy regarding personal investing by directors/Trustees, officers and employees of Janus Capital and the Trust. The policy requires investment personnel and officers of Janus Capital, inside directors/Trustees of Janus Capital and the Trust and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolio.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Trust to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Custodian, Transfer Agent and Certain Affiliations

     State Street Bank and Trust Company ("State Street"), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio. State Street and the foreign subcustodians it selects, have custody of the assets of the Portfolio held outside the U.S. and cash incidental thereto. The custodian and subcustodians hold the Portfolio's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.

     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Portfolio. Janus Service is not compensated for its services related to the Shares, except for out-of-pocket costs.

     The Portfolio pays DST Systems, Inc. ("DST"), a subsidiary of KCSI, license fees for the use of DST's portfolio and fund accounting system a monthly base fee of $250 to $1,250 per month based on the number of Janus funds utilizing the system and an asset charge of $1 per million (not to exceed $500 per month).

     The Trustees have authorized the Portfolio to use another affiliate of DST as introducing broker for certain Portfolio transactions as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

Portfolio Transactions and Brokerage

     Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the portfolio or to a third party service provider to the portfolio to pay portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.

     Janus Capital may use research products and services in servicing other accounts in addition to the Portfolio. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolio. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

     Janus Capital may consider sales of Portfolio shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Portfolio's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.

Officers and Trustees

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4928
     Trustee, Chairman and President of Janus Investment Fund+. Chairman, Chief Executive Officer, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Trustee of Janus Investment Fund+. Chief Investment Officer, Vice President, and Director of Janus Capital.

Thomas F. Marsico* - Executive Vice President and Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Portfolio Manager of Janus Investment Fund+. Vice President of Janus Capital.

Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4928
     Vice President and Chief Financial Officer of Janus Investment Fund+. Vice President of Finance, Treasurer and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (1992-1996), Treasurer of Janus Investment Fund and Janus Aspen Series.

Glenn P. O'Flaherty* - Treasurer and Chief Accounting Officer
100 Fillmore Street
Denver, CO 80206-4928
     Treasurer and Chief Accounting Officer of Janus Investment Fund. Director of Fund Accounting of Janus Capital.

Kelley Abbott Howes* - Secretary
100 Fillmore Street
Denver, CO 80206-4928
     Secretary of Janus Investment Fund. Director and President, Janus Distributors, Inc. Associate Counsel of Janus Capital. Formerly (1990 to
     1994) with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration services).

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee  of  Janus  Investment  Fund+.  President  of HPS  Division  of MKS
     Instruments,   Boulder,  Colorado  (manufacturer  of  vacuum  fittings  and valves).

Gary O. Loo - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments).

--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.
+ Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

Dennis B. Mullen - Trustee
14103 Denver West Parkway
Golden, CO 80401
     Trustee of Janus Investment Fund+. Chief Financial Officer of Boston Market Concepts, Golden, Colorado (restaurant chain). Formerly (1993-1997), President and Chief Officer of BC Northwest L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain); (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Investment Fund+. Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).

James T. Rothe - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. Professor of Business, University of Colorado, Colorado Springs, Colorado. Principal, Phillips-Smith Retail Group, Colorado Springs, Colorado (a venture capital firm). Formerly (1986-1994), Dean of the College of Business, University of Colorado, Colorado Springs, Colorado.

--------------------------------------------------------------------------------
+ Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

     The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolio by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Trust Instrument, Delaware law or the 1940 Act.

     The following table shows the aggregate compensation paid to each Trustee by the Portfolio described in this SAI and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement benefits from the Portfolio or the Janus Funds.


                                             Aggregate Compensation              Total Compensation from the
                                       from the Portfolio for fiscal year      Janus Funds for calendar year
Name of Person, Position                    ended December 31, 1996**            ended December 31, 1996***
------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                            $0                                 $0
James P. Craig, Trustee*                               $0                                 $0
John W. Shepardson, Trustee+                           $0                                 $73,000
William D. Stewart, Trustee                            $0                                 $70,000
Gary O. Loo, Trustee                                   $0                                 $70,000
Dennis B. Mullen, Trustee                              $0                                 $67,000
Martin H. Waldinger, Trustee                           $0                                 $73,000
James T. Rothe, Trustee++                              $0                                 $0
------------------------------------------------------------------------------------------------------------

  *An interested person of the Portfolio and of Janus  Capital.  Compensated  by
   Janus Capital and not the Portfolio.
 **The Portfolio had not commenced operations as of December 31, 1996.
***As of December 31, 1996, Janus Funds consisted  of two registered  investment companies comprised of a total of 29 funds.
 + Mr. Shepardson retired on March 31, 1997.
++ Mr. Rothe began serving as Trustee on January 1, 1997.

Shares of the Trust

Net Asset Value Determination

     As stated in the Prospectus, the net asset value ("NAV") of Portfolio Shares is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Portfolio Shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per share NAV of the Portfolio's Shares is determined by dividing the total value of the Portfolio's securities and other assets, less liabilities, attributable to the Shares of the Portfolio, by the total number of Shares outstanding. In determining NAV, securities listed on an exchange, the

NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio's NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

Purchases

     Shares of the Portfolio can be purchased only by i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and ii) certain qualified retirement plans. Shares of the Portfolio are purchased at the NAV per Share as determined at the close of the regular trading session NYSE next occurring after a purchase order is received and accepted by the Portfolio or its authorized agent. The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the Portfolio.

Redemptions

     Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined. The shareholder has the ability to request a valuation review of in-kind redemptions by a Trustee at their next regularly scheduled meeting.

     The right to require the Portfolio to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income Dividends, Capital Gains Distributions and Tax Status

     It is a policy of the Shares of the Portfolio to make semiannual distributions in June and December of substantially all of its investment income and an annual distribution in June of its net realized capital gains, if any. It is also a policy of the Portfolio to qualify as regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code. In addition, the Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

     All income dividends and capital gains distributions, if any, on the Portfolio's Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

     The Portfolio may purchase the securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolio if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

     Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Portfolio may from year to year make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income.

     Because Shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.

Miscellaneous Information

     The Trust is an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust, which was created on May 20, 1993. The Trust Instrument permits the Trustees to issue an unlimited number of shares of beneficial interest from an unlimited number of series. As of the date of this SAI, the Trust is offering twelve series of shares, known as "portfolios," in two classes. Additional series and/or classes may be created from time to time.

Shares of the Trust

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of the Portfolio are fully paid and nonassessable when issued. The Shares of the Portfolio participate equally in dividends and other distributions by the Shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. The Shares of the Portfolio have no preemptive, conversion or subscription rights.

     The Portfolio currently offers two classes of shares. The Shares discussed in this SAI are offered only in connection with investment in and payments under variable contracts and life insurance contracts, as well as certain qualified retirement plans. A second class of shares, Retirement Shares, are offered only to certain participant directed qualified plans whose service providers require a fee from Trust assets for providing certain services to plan participants.

Voting Rights

     A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

     The  Trustees  are  responsible   for  major  decisions   relating  to  the
Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

     The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, with the exception of Mr. Craig and Mr. Rothe who were appointed by the Trustees as of June 30, 1995 and January 1, 1997, respectively. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees,
subject  to  the  1940  Act.  Therefore,   no  annual  or  regular  meetings  of
shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

     Each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each portfolio or class of the Trust will vote separately only with respect to those matters that affect only that portfolio or class or if the interest of a portfolio or class in a matter differs from the interests of other portfolios or classes of the Trust.

Independent Accountants

     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Portfolio, audit the Portfolio's annual financial statements and prepare its tax returns.

Registration Statement

     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance Information

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.

     Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     Yield quotations of the Portfolio's Shares are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       ---
                                       cd

    where  a = dividend and interest income
           b = expenses accrued for the period
           c = average daily number of shares outstanding during the period that were entitled to receive dividends
           d = maximum net asset value per share on the last day of the period

     From time to time in advertisements or sales material, the Portfolio may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar, Inc. or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's, or Smart Money. The Portfolio may also compare its performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Russell 2000 Index and the NASDAQ composite. In addition, the Portfolio may compare its total return to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolio and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolio's investments.

Appendix A

Explanation of Rating Categories

     The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Standard & Poor's Ratings Services

Bond Rating         Explanation
--------------------------------------------------------------------------------
Investment Grade

AAA Highest rating; extremely strong capacity to pay principal and interest.
AA High quality; very strong capacity to pay principal and interest.
A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade

BB, B,              Predominantly  speculative  with  respect  to  the  issuer's
CCC, CC, C          capacity to meet required  interest and principal  payments.
                    BB - lowest degree of speculation; C - the highest degree of
                    speculation.    Quality   and   protective   characteristics
                    outweighed by large  uncertainties or major risk exposure to adverse conditions.
D                   In default.
--------------------------------------------------------------------------------
Moody's Investors Service, Inc.

Investment Grade

Aaa                 Highest quality, smallest degree of investment risk.
Aa                  High  quality;  together  with Aaa bonds,  they  compose the high-grade bond group.
A                   Upper-medium  grade obligations;  many favorable  investment attributes.
Baa                 Medium-grade  obligations;   neither  highly  protected  nor
                    poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade

Ba More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca Speculative in a high degree; could be in default or have other marked shortcomings.
C                   Lowest-rated;  extremely  poor  prospects of ever  attaining investment standing.
--------------------------------------------------------------------------------
     Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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

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
Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sales of these securities in any state which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


                              SUBJECT TO COMPLETION
     PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 11, 1997

                               Janus Aspen Series
                           Growth and Income Portfolio
                                Retirement Shares

--------------------------------------------------------------------------------
                       Statement of Additional Information
                                __________, 1997
--------------------------------------------------------------------------------

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the
Retirement Shares (the "Shares") of Growth and Income Portfolio (the "Portfolio"), a separate series of Janus Aspen Series, a Delaware business trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Portfolio is managed separately by Janus Capital Corporation ("Janus Capital").

     The Shares of the Portfolio may be purchased only by certain participant directed qualified plans. The Portfolio also offers a second class of shares to the separate accounts of insurance companies for the purpose of funding variable life insurance contracts and variable annuity contracts (collectively, "variable insurance contracts") and certain other qualified retirement plans.

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated __________, 1997, which is incorporated by reference into this SAI and may be obtained from your plan sponsor. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus.

                                                                 [Logo]    JANUS

                           Growth and Income Portfolio
                                Retirement Shares
                       Statement of Additional Information
                                Table of Contents

                                                                            Page
--------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques ............................. 3

  Investment Objective ....................................................... 3

  Portfolio Policies ......................................................... 3

  Investment Restrictions .................................................... 3

  Types of Securities and Investment Techniques .............................. 4

    Illiquid Investments ..................................................... 4

    Zero Coupon, Pay-In-Kind and Step Coupon Securities ...................... 4

    Pass-Through Securities .................................................. 5

    Investment Company Securities ............................................ 6

    Depositary Receipts ...................................................... 6

    Other Income-Producing Securities ........................................ 6

    Repurchase and Reverse Repurchase Agreements ............................. 6

    High-Yield/High-Risk Securities .......................................... 7

    Futures, Options and Other Derivative Instruments ........................ 7

Investment Adviser .......................................................... 14

Custodian, Transfer Agent and Certain Affiliations .......................... 15

Portfolio Transactions and Brokerage ........................................ 16

Officers and Trustees ....................................................... 17

Shares of the Trust ......................................................... 18

  Net Asset Value Determination ............................................. 18

  Purchases ................................................................. 19

  Distribution Plan ......................................................... 19

  Redemptions ............................................................... 19

Income Dividends, Capital Gains Distributions and Tax Status ................ 20

Miscellaneous Information ................................................... 20

  Shares of the Trust ....................................................... 20

  Voting Rights ............................................................. 20

  Independent Accountants ................................................... 21

  Registration Statement .................................................... 21

Performance Information ..................................................... 21

Appendix A .................................................................. 22

  Explanation of Rating Categories .......................................... 22
--------------------------------------------------------------------------------

Investment Policies, Restrictions and Techniques

Investment Objective

     As stated in the Prospectus, the Portfolio's investment objective is long-term capital growth and current income. There can be no assurance that the Portfolio will achieve its objective. The investment objective of the Portfolio is not fundamental and may be changed by the Trustees without shareholder approval.

Portfolio Policies

     The Prospectus discusses the types of securities in which the Portfolio will invest, portfolio policies of the Portfolio and the investment techniques of the Portfolio. The Prospectus includes a discussion of portfolio turnover rates.

     Portfolio turnover (total long-term purchases or sales, whichever is less, divided by the average monthly value of the Portfolio's long-term portfolio securities) is anticipated to not exceed 200%.

Investment Restrictions

     As indicated in the Prospectus, the Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares if a matter affects just the Portfolio or class of shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio or class of shares) are present or represented by proxy. As fundamental policies, the Portfolio may not:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets.

     (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. government securities).

     (3) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio.

     As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Portfolio.

     The Trustees have adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     (b) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (c) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (d) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (e) The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (f) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (g) The Portfolio may not invest in companies for the purpose of exercising control of management.

     For purposes of the Portfolio's restriction on investing in a particular industry, the Portfolio will rely primarily on industry classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").

     The Portfolio is seeking permission from the SEC to borrow money from or lend money to other funds that permit such transactions and for which Janus Capital serves as investment adviser. All such borrowing and lending will be subject to the above limits. There is no assurance that such permission will be granted.

Types of Securities and Investment Techniques

Illiquid Investments

     The Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Portfolio have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

Zero Coupon, Pay-In-Kind and Step Coupon Securities

     The Portfolio may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Portfolio might obtain such cash from selling other portfolio holdings which might cause the Portfolio to incur capital gains or losses on the sale. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

     The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of the Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

     From time to time, the Portfolio may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Portfolio may invest in securities of money market funds managed by Janus Capital subject to the terms of an exemptive order obtained by Janus Capital and the Janus funds which currently provides that the Portfolio will limit its aggregate investment in a Janus money market fund to the greater of
(i) 5% of the investing Portfolio's total assets or (ii) $2.5 million. The Janus funds have filed an amended and restated exemptive order that would permit the Portfolio to invest in Janus money market funds in excess of the limitations of
Section 12(d)(1) of the 1940 Act. There is no assurance that such amendment will be granted.

Depositary Receipts

     The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

Other Income-Producing Securities

     Other types of income producing securities that the Portfolio may purchase include, but are not limited to, the following types of securities:

     Variable and floating rate obligations. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). See also "Inverse Floaters."

     Standby commitments. These instruments, which are similar to a put, give the Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

     Tender option bonds. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

     Inverse floaters. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. Certain variable rate securities (including certain mortgage-backed securities) pay interest at a rate that varied inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. The Portfolio will not invest more than 5% of its assets in inverse floaters.

     The Portfolio will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of its portfolio.

Repurchase and Reverse Repurchase Agreements

     In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security or "collateral." The Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

     The Portfolio may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities. In a reverse repurchase agreement, the Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Securities

     The Portfolio intends to invest less than 35% of its net assets in debt securities that are rated below investment grade (e.g., securities rated BB or lower by Standard & Poor's Ratings Services ("Standard & Poor's") or Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the Portfolio would experience a reduction in its income, and could expect a decline in the market value of the securities so affected.

     The Portfolio may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, Janus Capital may treat such securities as unrated debt. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The Fund's portfolio manager will analyze the credit worthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds. Unrated debt securities will be included in the 35% limit of the Portfolio unless its portfolio manager deems such securities to be the equivalent of investment grade securities.

     Subject to the above limits, the Portfolio may purchase defaulted securities only when its portfolio manager believes, based upon their analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Notwithstanding the portfolio manager's belief as to the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

     Financial and Market Risks. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

     Disposition of Portfolio Securities. Although the Portfolio generally will purchase securities for which its portfolio manager expects an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Portfolio will limit holdings of any such securities to amounts that the portfolio manager believes could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Portfolio's ability to readily dispose of securities to meet redemptions.

     Other. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

Futures, Options and Other Derivative Instruments

     Futures Contracts. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Portfolio's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolio does business and by depositing margin payments in a segregated account with the Portfolio's custodian.

     The Portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolio will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Portfolio's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The Portfolio's primary purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. To the extent the Portfolio enters into futures contracts for this purpose, the segregated assets maintained to cover the Portfolio's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the Fund with respect to the futures contracts. Conversely, if the Portfolio holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Portfolio could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

     If the Portfolio owns Treasury bonds and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

     Futures contracts entail risks. Although the Portfolio believes that use of such contracts will benefit the Portfolio, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio's current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired.

     Options on Futures Contracts. The Portfolio may buy and write put and call options on futures contracts. An option on a future gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio is considering buying. If a call or put option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk the Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolio may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another removes the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

     The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, the Portfolio may buy call options permitting the Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or the Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. In addition, the Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

     Options on Foreign Currencies. The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

     The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or other liquid assets in a segregated account with the Portfolio's custodian.

     The Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     Options on Securities. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolio may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly.

     A put option written by the Portfolio is "covered" if the Portfolio (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Portfolio's custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and other liquid assets in a segregated account with its custodian.

     The Portfolio also may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked to market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     In the case of a written call option, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit the Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, the Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

     The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     The Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

     Eurodollar Instruments. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of portfolios and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

     Swaps and Swap-Related Products. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

     Additional Risks of Options on Foreign  Currencies,  Forward  Contracts and
Foreign Instruments. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investment Adviser

     As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio and pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are affiliated with Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolio or other Janus Funds or which performed recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.

     The Portfolio pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolio may reimburse Janus Capital for its costs.

     The Portfolio has the agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.75% of the first $300 million of the average daily net assets of the Portfolio, 0.70% of the next $200 million of the average daily net assets of the Portfolio and 0.65% of the average daily net assets of the Portfolio in excess of $500 million. The advisory fee is calculated and payable daily. Janus Capital has voluntarily agreed to cap the advisory fee of the Portfolio at the effective rate of Janus Growth and Income Fund (the "retail fund"). The effective rate of the retail fund is the advisory fee calculated by such fund on the last day of each calendar quarter. If the assets of the corresponding retail fund exceed the assets of the Portfolio as of the last day of any calendar quarter, then the advisory fee payable by the Portfolio for the following calendar quarter will be a flat rate equal to such effective rate. The effective rate (annualized) of Janus Growth and Income Fund was ____% for the quarter ended September 30, 1997.

     In addition, Janus Capital has agreed to reimburse the Portfolio by the amount, if any, that the Portfolio's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding the distribution fee and participant administration fee described below, brokerage commissions, interest, taxes and extraordinary expenses, exceed an annual rate of 1.25% of the average daily net assets of the Portfolio through at least October 31, 1998.

     Janus Capital may terminate the fee reduction or expense limitation described above at any time upon at least 90 days' notice to the Trustees.

     The current Advisory Agreement became effective on September 9, 1997, and it will continue in effect until July 1, 1999, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Portfolio or the Trustees. The Advisory Agreement i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemptive order granted by the SEC, the Portfolio and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

     As  indicated  in  the  Prospectus,  Janus  Capital  does  not  permit  the
Portfolio's portfolio manager to purchase and sell securities for his own accounts except under the limited circumstances contained in Janus Capital's policy regarding personal investing by directors/Trustees, officers and employees of Janus Capital and the Trust. The policy requires investment personnel and officers of Janus Capital, inside directors/Trustees of Janus Capital and the Trust and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolio.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/ Trustees of Janus Capital and the Trust to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

Custodian, Transfer Agent and Certain Affiliations

     State Street Bank and Trust Company ("State Street"), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Portfolio. State Street and the foreign subcustodians it selects, have custody of the assets of the Portfolio held outside the U.S. and cash incidental thereto. The custodian and subcustodians hold the Portfolio's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.

     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Service provides certain other
administrative,   recordkeeping  and  shareholder   relations  services  to  the
Portfolio. Janus Service receives a participant administration fee at an annual rate of up to .25% of the average daily net assets of the Shares of the Portfolio for providing or procuring recordkeeping, subaccounting and other administrative services to plan participants who invest in the Shares. Janus Service expects to use substantially all of this fee to compensate qualified plan service providers for providing these services (at an annual rate of up to
 .25% of the average daily net assets of the Shares attributable to plan participants receiving services from each service provider). Services provided by qualified plan service providers may include but are not limited to participant recordkeeping, processing and aggregating purchase and redemption
transactions,    providing   periodic   statements,   forwarding   prospectuses,
shareholder reports and other materials to existing plan participants, and other participant administrative services.

     The Portfolio pays DST Systems, Inc. ("DST"), a subsidiary of KCSI, license fees for the use of DST's portfolio and fund accounting system a monthly base fee of $250 to $1,250 per month based on the number of Janus funds utilizing the system and an asset charge of $1 per million (not to exceed $500 per month).

     The Trustees have authorized the Portfolio to use another affiliate of DST as introducing broker for certain Portfolio transactions as a means to reduce Portfolio expenses through credits against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

     Janus Distributors, Inc. ("Janus Distributors"), 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Shares. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and is a member of the National Association of Securities Dealers, Inc.

Portfolio Transactions and Brokerage

     Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the portfolio or to a third party service provider to the portfolio to pay portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.

     Janus Capital may use research products and services in servicing other accounts in addition to the Portfolio. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolio. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

     Janus Capital may consider sales of Portfolio shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Portfolio's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.

Officers and Trustees

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4928
     Trustee, Chairman and President of Janus Investment Fund+. Chairman, Chief Executive Officer, Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Trustee of Janus Investment Fund+. Chief Investment Officer, Vice President, and Director of Janus Capital.

Thomas F. Marsico* - Executive Vice President and Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4928
     Executive Vice President and Portfolio Manager of Janus Investment Fund+. Vice President of Janus Capital.

Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4928
     Vice President and Chief Financial Officer of Janus Investment Fund+. Vice President of Finance, Treasurer and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (1992-1996), Treasurer of Janus Investment Fund and Janus Aspen Series.

Glenn P. O'Flaherty* - Treasurer and Chief Accounting Officer
100 Fillmore Street
Denver, CO 80206-4928
     Treasurer and Chief Accounting Officer of Janus Investment Fund. Director of Fund Accounting of Janus Capital.

Kelley Abbott Howes* - Secretary
100 Fillmore Street
Denver, CO 80206-4928
     Secretary of Janus Investment Fund. Director and President, Janus Distributors, Inc. Associate Counsel of Janus Capital. Formerly (1990 to
     1994) with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration services).

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee  of  Janus  Investment  Fund+.  President  of HPS  Division  of MKS
     Instruments,   Boulder,  Colorado  (manufacturer  of  vacuum  fittings  and valves).

Gary O. Loo - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments).

--------------------------------------------------------------------------------
 * Interested person of the Trust and of Janus Capital.
 # Member of the Executive Committee.
 + Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

Dennis B. Mullen - Trustee
14103 Denver West Parkway
Golden, CO 80401
     Trustee of Janus Investment Fund+. Chief Financial Officer of Boston Market Concepts, Golden, Colorado. Formerly (1993-1997), President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain); (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Investment Fund+. Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).

James T. Rothe - Trustee
102 South Tejon Street, Suite 1100
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. Professor of Business, University of Colorado, Colorado Springs, Colorado. Principal, Phillips-Smith Retail Group, Colorado Springs, Colorado (a venture capital firm). Formerly (1986-1994), Dean of the College of Business, University of Colorado, Colorado Springs, Colorado.

--------------------------------------------------------------------------------
+ Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

     The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolio by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Trust Instrument, Delaware law or the 1940 Act.

     The following table shows the aggregate compensation earned by and paid to each Trustee by the Portfolio described in this SAI and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement benefits from the Portfolio or the Janus Funds.


                                             Aggregate Compensation              Total Compensation from the
                                       from the Portfolio for fiscal year      Janus Funds for calendar year
Name of Person, Position                    ended December 31, 1996**            ended December 31, 1996***
------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                            $0                                 $0
James P. Craig, Trustee*                               $0                                 $0
John W. Shepardson, Trustee+                           $0                                 $73,000
William D. Stewart, Trustee                            $0                                 $70,000
Gary O. Loo, Trustee                                   $0                                 $70,000
Dennis B. Mullen, Trustee                              $0                                 $67,000
Martin H. Waldinger, Trustee                           $0                                 $73,000
James T. Rothe, Trustee++                              $0                                 $0
------------------------------------------------------------------------------------------------------------

  * An interested person of the Portfolio and of Janus Capital. Compensated by Janus Capital and not the Portfolio.
 ** The Portfolio had not commenced operations as of December 31, 1996.
*** As of December 31, 1996, Janus Funds consisted of two registered  investment companies comprised of a total of 29 funds.
  + Mr. Shepardson retired on March 31, 1997.
 ++ Mr. Rothe began serving as Trustee on January 1, 1997.

Shares of the Trust

Net Asset Value Determination

     As stated in the Prospectus, the net asset value ("NAV") of Portfolio Shares is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Portfolio Shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per share NAV of the Portfolio's Shares is determined by dividing the total value of the Portfolio's securities and other assets, less liabilities, attributable to the Shares, by the total number of Shares outstanding. In determining NAV, securities listed on an exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio's NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

Purchases

     Shares of the Portfolio can be purchased only by certain participant directed qualified plans. Shares of the Portfolio are purchased at the NAV per Share as determined at the close of the regular trading session NYSE next occurring after a purchase order is received and accepted by the Portfolio or its authorized agent. Your plan documents contain detailed information about investing in the Portfolio.

Distribution Plan

     Under a distribution plan ("Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, Inc. ("JDI"), the distributor of the Retirement Shares, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to JDI for remittance to qualified plan service providers as compensation for distribution and shareholder servicing performed by such service providers. The Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio for activities which are primarily intended to result in sales of the Shares, including but not limited to preparing, printing and distributing prospectuses, Statements of
Additional Information, shareholder reports and educational materials to prospective and existing plan participants; responding to inquiries by qualified plan participants; receiving and answering correspondence and similar activities. On December 10, 1996, Trustees unanimously approved the Plan which became effective May 1, 1997. The Plan and any Rule 12b-1 related agreement that is entered into by the Portfolios or JDI in connection with the Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any related agreements ("12b-1 Trustees"). All material amendments to the Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, the Plan may be terminated at any time upon 60 days' notice, without penalty, by vote of a majority of the outstanding Shares of the Portfolio or by vote of a majority of 12b-1 Trustees.

Redemptions

     Redemptions, like purchases, may only be effected through certain participant directed qualified plans. Shares normally will be redeemed for cash, although the Portfolio retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined. The shareholder has the ability to request a valuation review of in-kind redemptions by a Trustee at their next regularly scheduled meeting.

     The right to require the Portfolio to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Income Dividends, Capital Gains Distributions and Tax Status

     It is a policy of the Shares of the Portfolio to make semiannual distributions in June and December of substantially all of its investment income and an annual distribution in June of its net realized capital gains, if any. It is also a policy of the Portfolio to qualify as regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code. In addition, because a class of shares of the Portfolio is sold in connection with variable insurance contracts, the Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

     All income dividends and capital gains distributions, if any, on the Portfolio's Shares are reinvested automatically in additional Shares of the Portfolio at the NAV determined on the first business day following the record date.

     The Portfolio may purchase the securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolio if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

     Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Portfolio may from year to year make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income.

     Because Shares of the Portfolio can only be purchased through qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such plans. See the plan documents for additional information.

Miscellaneous Information

     The Trust is an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust, which was created on May 20, 1993. The Trust Instrument permits the Trustees to issue an unlimited number of shares of beneficial interest from an unlimited number of series. As of the date of this SAI, the Trust is offering twelve series of shares, known as "portfolios," in two classes. Additional series and/or classes may be created from time to time.

Shares of the Trust

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of the Portfolio are fully paid and nonassessable when issued. The Shares of the Portfolio participate equally in dividends and other distributions by the Shares of the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion or subscription rights.

     The Portfolio currently offers two classes of shares. The Shares discussed in this SAI are offered only in connection with certain participant directed qualified plans. A second class of shares, Institutional Shares, is offered only in connection with investments in and payments under variable insurance contracts as well as certain qualified retirement plans.

Voting Rights

     The  Trustees  are  responsible   for  major  decisions   relating  to  the
Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

     The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, with the exception of Mr. Craig and Mr. Rothe who were appointed by the Trustees as of June 30, 1995 and January 1, 1997, respectively. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees,
subject  to  the  1940  Act.  Therefore,   no  annual  or  regular  meetings  of
shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the

Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust Instrument, the Trust's Bylaws or the Trustees.

     Each share of each portfolio of the Trust has one vote (and fractional votes for fractional shares). Shares of all portfolios of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all portfolios of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each portfolio or class of the Trust will vote separately only with respect to those matters that affect only that portfolio or class or if the interest of a portfolio or class in a matter differs from the interests of other portfolios or classes of the Trust.

Independent Accountants

     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Portfolio, audit the Portfolio's annual financial statements and prepare its tax returns.

Registration Statement

     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

Performance Information

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.

     Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     Yield quotations for the Portfolio's Shares are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       ---
                                       cd

   where   a = dividend and interest income
           b = expenses accrued for the period
           c = average daily number of shares outstanding during the period that were entitled to receive dividends
           d = maximum net asset value per share on the last day of the period

     From time to time in advertisements or sales material, the Portfolio may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar, Inc. or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's or Smart Money. The Portfolio may also compare its performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Russell 2000 Index and the NASDAQ composite. In addition, the Portfolio may compare its total return to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolio and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolio's investments.

Appendix A

Explanation of Rating Categories

     The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Standard & Poor's Ratings Services

Bond Rating         Explanation
--------------------------------------------------------------------------------
Investment Grade

AAA Highest rating; extremely strong capacity to pay principal and interest.
AA High quality; very strong capacity to pay principal and interest.
A Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

Non-Investment Grade

BB, B,              Predominantly  speculative  with  respect  to  the  issuer's
CCC, CC, C          capacity to meet required  interest and principal  payments.
                    BB - lowest degree of speculation; C - the highest degree of
                    speculation.    Quality   and   protective   characteristics
                    outweighed by large  uncertainties or major risk exposure to adverse conditions.
D                   In default.
--------------------------------------------------------------------------------
Moody's Investors Service, Inc.

Investment Grade

Aaa                 Highest quality, smallest degree of investment risk.
Aa                  High  quality;  together  with Aaa bonds,  they  compose the high-grade bond group.
A                   Upper-medium  grade obligations;  many favorable  investment attributes.
Baa                 Medium-grade  obligations;   neither  highly  protected  nor
                    poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

Non-Investment Grade

Ba More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
B Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
Caa Poor standing, may be in default; elements of danger with respect to principal or interest payments.
Ca Speculative in a high degree; could be in default or have other marked shortcomings.
C                   Lowest-rated;  extremely  poor  prospects of ever  attaining investment standing.
--------------------------------------------------------------------------------
     Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

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
                               JANUS ASPEN SERIES

                           PART C - OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

     List  all  financial   statements   and  exhibits  filed  as  part  of  the
Registration Statement.

     (a)(1)    Financial Statements Included in the Prospectus:

               Financial Highlights for each of the following portfolios:

               Not Applicable

     (a)(2)    Financial  Statements  included in the  Statement  of  Additional
               Information:

               Not Applicable

         (b)   Exhibits:

               Exhibit 1 (a)  Trust   Instrument   dated   May  19,   1993,   is
                              incorporated  herein by reference to  Registrant's
                              Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 20,
                              1993.

                         (b)  Amendments to Trust  Instrument  are  incorporated
                              herein   by   reference   to   Exhibit   1(b)   to
                              Post-Effective Amendment No. 7.

                         (c)  Amendment to Trust  Instrument  dated December 10,
                              1996  is  incorporated   herein  by  reference  to
                              Exhibit 1(c) to Post- Effective Amendment No. 10.

               Exhibit 2 (a)  Restated   Bylaws  are   incorporated   herein  by
                              reference  to  Exhibit   2(a)  to   Post-Effective
                              Amendment No. 7.

                         (b) First  Amendment  to the  Bylaws  is  incorporated
                              herein   by   reference   to   Exhibit   2(b)   to
                              Post-Effective Amendment No. 7.

               Exhibit 3      Not Applicable

               Exhibit 4      Not Applicable

               Exhibit 5 (a)  Form   of   Investment   Advisory   Agreement   is
                              incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 11.

                         (b) Form of Investment Advisory Agreement for International Growth Portfolio is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 11.

                         (c) Form of Investment Advisory Agreement for Money Market Portfolio is incorporated herein by reference to Exhibit 5(c) to Post-Effective Amendment No. 11.

                         (d) Form of Investment Advisory Agreement for High-Yield Portfolio is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 7.

                         (e) Investment Advisory Agreement for Equity Income Portfolio is incorporated herein by reference to
                              Exhibit 5(e) to Post-Effective Amendment No. 10.

                         (f) Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 10.

                         (g) Form of Investment Advisory Agreement for Growth and Income Portfolio is filed herein as Exhibit 5(g).

               Exhibit 6 (a)  Distribution  Agreement for  Retirement  Shares is
                              incorporated herein by reference to Exhibit 6(a) to Post- Effective Amendment No. 10.

                         (b) Form of Distribution and Shareholder Services Agreement for Retirement Shares is incorporated herein by reference to Post-Effective Amendment No. 11.

               Exhibit 7      Not Applicable

               Exhibit 8 (a)  Form of  Custody  Agreement  between  Janus  Aspen
                              Series and Investors Fiduciary Trust Company is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 11.

                         (b) Form of Custodian Contract between Janus Aspen Series and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 11.

                         (c) Letter Agreement dated April 4, 1994 regarding State Street Custodian Agreement is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 11.

                         (d) Form of Custodian Agreement between Janus Aspen Series and United Missouri Bank, N.A. is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 11.

                         (e) Amendment dated October 11, 1995 of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 7.

                         (f) Letter Agreement dated September 10, 1996 regarding State Street Custodian is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 9.

                         (g) Form of Subcustodian Contract between United Missouri Bank, N.A. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(g) to Post- Effective Amendment No. 9.

               Exhibit 9 (a)  Transfer  Agency   Agreement  with  Janus  Service
                              Corporation is incorporated herein by reference to
                              Exhibit 9(a) to Post-Effective Amendment No. 11.

                         (b) Transfer Agency Agreement as amended May 1, 1997 is incorporated herein by reference to Exhibit 9(b) to Post- Effective Amendment No. 10.

                         (c)  Form   of   Model   Participation   Agreement   is
                              incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 11.

               Exhibit 10(a) Opinion and Consent of Fund Counsel with respect to shares of Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio and Short-Term Bond Portfolio is incorporated herein by reference to Exhibit 10 to Post- Effective Amendment No. 11.

                         (b) Opinion and Consent of Fund Counsel with respect to shares of International Growth Portfolio is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 11.

                         (c) Opinion and Consent of Fund Counsel with respect to shares of Money Market Portfolio is incorporated herein by reference to Exhibit 10(c) to Post-Effective Amendment No. 11.

                         (d) Opinion and Consent of Fund Counsel with respect to High-Yield Portfolio is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 7.

                         (e) Opinion and Consent of Fund Counsel with respect to Equity Income Portfolio and Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 10.

                         (f) Opinion and Consent of Fund Counsel with respect to the Retirement Shares of all the Portfolios is incorporated herein by reference to Exhibit 10(f) to Post-Effective Amendment No. 10.

                         (g) Opinion and Consent of Fund Counsel with respect to Growth and Income Portfolio is filed herein as
                              Exhibit 10(g).

                         (h)  Opinion and Consent of Fund  Counsel  with respect
                              to   Retirement   Shares  of  Growth   and  Income
                              Portfolio is filed herein as Exhibit 10(h).

               Exhibit 11     Consent of Price Waterhouse LLP is filed herein as
                              Exhibit 11.

               Exhibit 12     Not Applicable

               Exhibit 13     Not Applicable

               Exhibit 14     Not Applicable

               Exhibit 15 Form of Distribution and Shareholder Servicing Plan for Retirement Shares dated May 1, 1997 between Janus Distributors, Inc. and Janus Aspen Series is incorporated herein by reference to
                              Exhibit 15 to Post-Effective Amendment No. 10.

               Exhibit 16 Computation of Current Yield and Effective Yield is incorporated herein by reference to Exhibit 16 to Post- Effective Amendment No. 6.

               Exhibit 17(a)  Powers  of  Attorney   dated  June  30,  1995,  is
                              incorporated herein by reference to Exhibit 17(a) to Post-Effective Amendment No. 6.

                         (b) Power of Attorney dated January 2, 1997, is incorporated herein by reference to Exhibit 17(b) to Post-Effective Amendment No. 10.

                         (c) Powers of Attorney dated as of May 20, 1997, are filed herein as Exhibit 17(c).

               Exhibit 18     Rule  18f-3  Plan  dated   December  10,  1996  is
                              incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 10.

               Exhibit 27     Financial Data Schedules for Institutional  Shares
                              and  Retirement   Shares  for  Growth  and  Income
                              Portfolio will be filed by amendment.

ITEM 25.       Persons Controlled by or Under Common Control with Registrant

               None

ITEM 26.       Number of Holders of Securities

               The number of record holders of shares of the Registrant as of July 22, 1997, was as follows:

                                                                 Number of
               Title of Class                                    Record Holders

               Growth Portfolio - Institutional Shares                18
               Growth Portfolio - Retirement Shares                    1
               Aggressive Growth Portfolio - Institutional Shares     12
               Aggressive Growth Portfolio - Retirement Shares         1
               Worldwide Growth Portfolio - Institutional Shares      22
               Worldwide Growth Portfolio - Retirement Shares          1
               Balanced Portfolio - Institutional Shares              12
               Balanced Portfolio - Retirement Shares                  1

               Flexible Income Portfolio - Institutional Shares        9
               Flexible Income Portfolio - Retirement Shares           1
               Short-Term Bond Portfolio - Institutional Shares        7
               Short-Term Bond Portfolio - Retirement Shares           1
               International Growth Portfolio - Institutional Shares   6
               International Growth Portfolio - Retirement Shares      1
               Money Market Portfolio - Institutional Shares           2
               Money Market Portfolio - Retirement Shares              1
               High-Yield Portfolio - Institutional Shares             2
               High-Yield Portfolio - Retirement Shares                1
               Capital Appreciation Portfolio - Institutional Shares   3
               Capital Appreciation Portfolio - Retirement Shares      1
               Equity Income Portfolio - Institutional Shares          2
               Equity Income Portfolio - Retirement Shares             1
               Growth and Income Portfolio - Institutional Shares     N/A
               Growth and Income Portfolio - Retirement Shares        N/A

               The number of record holders reflectsthe number of insurance companies investing in each Portfolio. Janus Capital Corporation is also included as a record holder for the Retirement Shares of each Portfolio and for the Institutional Shares of International Growth Portfolio, Money Market Portfolio, High-Yield Portfolio, Capital Appreciation Portfolio and Equity Income Portfolio.

ITEM 27.       Indemnification

     Article IX of Janus Aspen Series' Trust Instrument provides for indemnification of certain persons acting on behalf of the Portfolios. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Portfolios, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Portfolios. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Portfolios also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Portfolios if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

ITEM 28.       Business and Other Connections of Investment Adviser

     The only business of Janus Capital Corporation is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Officers and Trustees" in the currently effective Statements of Additional Information of the Registrant. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: Mark B. Whiston, Vice President and Chief Marketing Officer of Janus Capital Corporation, Director and President of Janus Capital International Ltd.; Marjorie G. Hurd, Vice President of Janus Capital Corporation, Director and President of Janus Service Corporation; and Stephen L. Stieneker, Assistant General Counsel, Chief Compliance Officer and Vice President of Compliance of Janus Capital Corporation. Mr. Michael E. Herman, a director of Janus Capital Corporation, is Chairman of the Finance Committee (1990 to present) of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, Missouri 64112. Mr. Michael N. Stolper, a director of Janus Capital Corporation, is President of Stolper & Company, Inc., 525 "B" Street, Suite 1080, San Diego, California 92101, an investment performance consultant. Mr. Thomas A. McDonnell, a director of Janus Capital Corporation, is President, Chief Executive Officer and a Director of DST Systems, Inc., 1055 Broadway, 9th Floor, Kansas City, Missouri 64105, provider of data processing and recordkeeping services for various mutual funds, and is Executive Vice President and a director of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, Missouri 64105, a publicly traded holding company whose primary subsidiaries are engaged in transportation and financial services. Mr. Landon H. Rowland, a director of Janus Capital Corporation, is President and Chief Executive Officer of Kansas City Southern Industries, Inc.

ITEM 29.       Principal Underwriters

               (a) Janus Distributors, Inc. ("Janus Distributors") serves as principal underwriter for Janus Investment Fund and the Retirement Shares of the Registrant only.

               (b) The principal business address, positions with Janus Distributors and positions with Registrant of Steven R. Goodbarn, officer and director of Janus Distributors, are described under "Officers and Trustees" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are Kelley Abbott Howes, President and Jennifer A. Davis, Secretary. Ms. Howes' position with the Registrant is described under "Officers and Trustees" in the Statement of Additional Information. Ms.

                    Davis does not hold any positions with the Registrant. The principal business address of each person is 100 Fillmore Street, Denver, Colorado 80206-4928.

               (c)  Not Applicable.

ITEM 30.       Location of Accounts and Records

     The  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Corporation and Janus Service Corporation, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4928 and by State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and United Missouri Bank, N.A., P.O. Box 419226, Kansas City, Missouri 64141.

ITEM 31.       Management Services

     The Registrant has no management-related service contract which is not discussed in Part A or Part B of this form.

ITEM 32.       Undertakings

               (a)  Not applicable.

               (b) The Registrant undertakes to file one or more post-effective amendments for Equity Income Portfolio, Capital Appreciation Portfolio, and Growth and Income Portfolio using financial statements which need not be certified, within four to six months of the later of the effective date of this Amendment to the Registration Statement or the commencement of operations of each Portfolio.

               (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 11th day of August, 1997.

                         JANUS ASPEN SERIES



                         By:    /s/ Thomas H. Bailey
                                Thomas H. Bailey, President

     Janus Aspen Series is organized under a Trust Instrument dated May 19, 1993. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                         Date

/s/ Thomas H. Bailey          President                     August 11, 1997
Thomas H. Bailey              (Principal Executive
                              Officer) and Trustee

/s/ Steven R. Goodbarn        Vice President and            August 11, 1997
Steven R. Goodbarn            Chief Financial Officer
                              (Principal Financial Officer)

/s/ Glenn P. O'Flaherty       Treasurer and Chief           August 11, 1997
Glenn P. O'Flaherty           Accounting Officer
                              (Principal Accounting Officer)

/s/ James P. Craig, III       Trustee                       August 11, 1997
James P. Craig, III

Gary O. Loo*                  Trustee                       August 11, 1997
Gary O. Loo

Dennis B. Mullen*             Trustee                       August 11, 1997
Dennis B. Mullen

James T. Rothe*               Trustee                       August 11, 1997
James T. Rothe

William D. Stewart*           Trustee                       August 11, 1997
William D. Stewart

Martin H. Waldinger*          Trustee                       August 11, 1997
Martin H. Waldinger


/s/ Steven R. Goodbarn
*By      Steven R. Goodbarn
         Attorney-in-Fact

                                INDEX OF EXHIBITS




               Exhibit Number           Exhibit Title

               Exhibit 5(g) Form of Investment Advisory Agreement for Growth and Income Portfolio

               Exhibit 10(g) Opinion and Consent of Fund Counsel for Growth and Income Portfolio

               Exhibit 10(h) Opinion and Consent of Fund Counsel for Retirement Shares of Growth and Income Portfolio

               Exhibit 11               Consent of Price Waterhouse LLP

               Exhibit 17               Powers of Attorney